Income Tax	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
INCOME TAX

18. INCOME TAX

Cayman Islands and The British Virgin Islands (“BVI”)

Under the current and applicable laws of the Cayman Islands and BVI, the Company and SGAM are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

Hong Kong

SJFZ and SPW are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2025, 2024 and 2023 Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

(Loss) income before income tax expense is attributable to the following tax jurisdictions:

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000

Hong Kong	(714)	1,559	1,358
Cayman Islands	(7,805)	(5,960)	(9)
(Loss) income before income tax expense	(8,519)	(4,401)	1,349

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2025, 2024 and 2023.

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000

(Loss) income before income tax expense	(8,519)	(4,401)	1,349

Tax at Hong Kong statutory tax rate of 16.5%	(1,406)	(726)	223
Effect of tax-exempt for the Company incorporated in Cayman Islands	1,288	984	1
Tax effect on non-assessable income	(19)	-	(8)
Tax effect on non-deductible expenses	-	60	53
Tax effect on deductible temporary differences	-	(2)	6
Under provision of prior year	19	-	-
Change in valuation allowance	137	(140)	(275)
Tax concession	-	(21)	-
Income tax expense	19	155	-

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
	$’000	$’000

Deferred tax assets, net:
Net operating loss carryforwards	137	-
Less: valuation allowance	(137)	-
Deferred tax assets, net	-	-

The movement of valuation allowance is as follows:

	As of March 31,
	2025	2024
	$’000	$’000

Beginning balance	-	140
Tax losses recognized	137	-
Operating loss utilized	-	(140)
Ending balance	137	-

The Company had approximately $830,000 and nil operating tax losses carried forward as of March 31, 2025 and 2024, respectively. All the tax losses carryforwards will carryforward indefinitely. As of March 31, 2025 and 2024, no deferred tax assets have been recognized for these tax loss carry-forwards because management is not able to reliably estimate if and when the benefit of potential tax assets would be realized.